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                                                  (RIVERSOURCE INVESTMENTS LOGO)

                      PROSPECTUS SUPPLEMENT -- NOV. 1, 2008

Fund                                                                  Prospectus date     Form #
RiverSource 130/30 U.S. Equity Fund                                    June 27, 2008   S-6502-99 F


The portion of the Investment Manager section as it relates to Portfolio Managers for RiverSource 130/30 U.S. Equity Fund has been revised as follows:

RIVERSOURCE 130/30 U.S. EQUITY FUND

John K. Schonberg, CFA, Portfolio Manager

-  Managed the Fund since November 2008.

-  Equity Team Leader.

-  Joined RiverSource Investments in 1997.

-  Began investment career in 1988.

-  BS, University of Nebraska.

The rest of the section remains unchanged.

S-6519-1 A (11/08)